Schedule of borrowings (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 34,897,260	R$ 41,732,123
Current borrowings		1,343,494	1,318,931
Non-current portion of non-current borrowings		33,553,766	40,413,192
Bond member
Disclosure of detailed information about borrowings [line items]
Borrowings		914,696
Foreign currency member
Disclosure of detailed information about borrowings [line items]
Borrowings		34,432,009	40,234,330
Current borrowings		1,284,483	1,206,084
Non-current portion of non-current borrowings		R$ 33,147,526	39,028,246
Foreign currency member | Bond member
Disclosure of detailed information about borrowings [line items]
Description of borrowing interest rate	[1]	Note 16 (b)
Borrowings	[1]	R$ 30,322,998	34,963,651
Foreign currency member | Export prepayment member
Disclosure of detailed information about borrowings [line items]
Description of borrowing interest rate	[2]	US dollar exchange variation + quartely Libor + 1.75
Borrowings	[2]		521,469
Foreign currency member | Investment one member
Disclosure of detailed information about borrowings [line items]
Description of borrowing interest rate		Note 16 (c)
Borrowings		R$ 2,612,386	2,682,824
Foreign currency member | Other borrowings member
Disclosure of detailed information about borrowings [line items]
Description of borrowing interest rate		Note 16 (d)
Borrowings		R$ 2,090,673	2,755,200
Foreign currency member | Transactions costs member
Disclosure of detailed information about borrowings [line items]
Borrowings		(594,048)	(688,814)
Local currency member
Disclosure of detailed information about borrowings [line items]
Borrowings		465,251	1,497,793
Current borrowings		59,011	112,847
Non-current portion of non-current borrowings		406,240	1,384,946
Local currency member | Transactions costs member
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ (7)	(1,607)
Local currency member | Export credit notes1 member
Disclosure of detailed information about borrowings [line items]
Description of borrowing interest rate	[2]	100.00 of CDI + 0.70
Borrowings	[2]		402,739
Local currency member | Commercial notes member
Disclosure of detailed information about borrowings [line items]
Description of borrowing interest rate	[2]	100.00 of CDI + 0.85
Borrowings	[2]		545,171
Local currency member | B n d e s4 member
Disclosure of detailed information about borrowings [line items]
Description of borrowing interest rate		4.00
Borrowings			1,538
Local currency member | B n d e s5 member
Disclosure of detailed information about borrowings [line items]
Description of borrowing interest rate		IPCA + 6.04
Borrowings		R$ 435,778	490,963
Local currency member | Bnb finep fundes finisa finame member
Disclosure of detailed information about borrowings [line items]
Description of borrowing interest rate	[3]	Interest between 3.50 and 4.00
Borrowings	[3]	R$ 2,605	26,154
Local currency member | B n b f n e member
Disclosure of detailed information about borrowings [line items]
Description of borrowing interest rate	[4]	IPCA + interest between 2.39 and 2.78
Borrowings	[4]	R$ 4,616	5,639
Local currency member | Fundo de desenvolvimento do nordeste member
Disclosure of detailed information about borrowings [line items]
Description of borrowing interest rate		6.50
Borrowings		R$ 22,259	R$ 27,196

[1]	Braskem has fully, unconditionally and irrevocably, guaranteed the bonds issued by Braskem Finance, Braskem America Finance and Braskem Holanda Finance. The guarantees are senior unsecured obligations of Braskem, ranking equal in right of payment with all of its other existing and future senior unsecured debt.
[2]	Prepaid in July 2021.
[3]	Borrowings were made by Braskem and the subsidiary DAC, which provided a bank guarantee as collateral.
[4]	Borrowings were made by the subsidiaries Cetrel and DAC, with bank guarantee and fiduciary assignment of liquidity fund in a reserve account as collateral.